Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended			3 Months Ended					12 Months Ended
	Jan. 31, 2014	Oct. 14, 2013	Oct. 03, 2013	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 21, 2009
Regulatory Assets [Abstract]
Common stock, par value			$ 0.001	$ 0.001	$ 0.001				$ 0.001	$ 0.001
Reverse stock split ratio			0.17
Minimum bid price		$ 1.00
Reclassification of revenue from collaboration revenue to royalty income										$ 5,220	$ 2,521
Reclassification of revenue from grant revenue to collaboration revenue										453	589
Loss (gain) on foreign exchange								(3)	0	7	(53)
Impairment charge					1,732				1,732
Estimated fair value of intangible asset					7,200				7,200	45,943		45,943
Proceeds from sale of asset	$ 7,200			$ 7,200